Inventories - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [line items]
Cost of inventories recognized as expense during period		$ 34,000	$ 10,000
Inventory write-downs		$ 16
Realized inventory write-down			547
Crude Oil Blend, Condensate and Refined Product Inventory
Disclosure of inventories [line items]
Inventory write-downs	$ 588
Reversed inventory write downs			39
Refined product
Disclosure of inventories [line items]
Inventory write-downs			$ 6